Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On April 1, 2022, the Company announced that it had closed the private placement of 37,849,325 Special Warrants, and concurrent non-brokered private placement of 1,471,644 units of the Company (the “Non-Brokered Units”) for aggregate gross proceeds of approximately $11,796,297 (the “Offering”). Of this amount, $1,775,790 was received prior to the end of the quarter and is included in Subscriptions received in the equity section of the balance sheet.

Pursuant to the Offering, the Company issued 37,849,325 Special Warrants at a price of $0.30 per Special Warrant. Each Special Warrant is automatically exercisable (without payment of any further consideration and subject to customary anti-dilution adjustments) into one unit of the Company (a “Brokered Unit”) on the date that is the earlier of: (i) the date that is three business days following the date on which the Company has obtained both (A) a receipt from the Canadian security commission in each of the each of the provinces of Canada in which the purchasers of the Special Warrants were sold for a (final) short-form Prospectus qualifying the distribution of the common stock of the Company (“Common Shares”) and common stock purchase warrants of the Company (the “Warrants”) issuable upon exercise of the Special Warrants (the “Final Qualification Prospectus”); and (B) notification that the registration statement, of which this Prospectus is a part, has been declared effective by the SEC (the “Registration Statement”); and (ii) October 1, 2022.

Each Brokered Unit consists of one Common Share and one Warrant. Each whole Warrant will entitle the holder to acquire one Common Share (a “Warrant Share”) for C$0.37 until April 1, 2025. The Warrants shall also be exercisable on a cashless basis in the event the Registration Statement has not been made effective by the SEC prior to the date of exercise.

In addition, pursuant to the Offering, the Company issued 1,471,644 Non-Brokered Units at a price of $0.30 per Non-Brokered Units. Each Non-Brokered Unit consists of one Common Share and one Warrant. Each whole Warrant will entitle the holder to acquire one Warrant Share for C$0.37 until April 1, 2025.

Related parties, including management, directors and officers purchased 4,537,160 of Non-Brokered Units for a total of $1,361,148 of gross cash proceeds to the Company.

On May 13, 2022, the Company issued 10,416,667 units of the Company to Teck Resources Limited at an issue price of C$0.30 per unit, or C$3,125,000 (US$2,500,000), which together with the $500,000 cash payment made in January 2022, satisfies the purchase price of $3,000,000 and applicable sales tax for the Pend Oreille Mill. Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of C$0.37 for a period of three years.

16. Subsequent events

Following the approval of the transaction by Placer Mining Corp. shareholders and satisfaction of other closing conditions, the purchase of the Bunker Hill Mine closed on January 7, 2022. Concurrently, definitive documentation and all closing conditions were met for the $8,000,000 Royalty Convertible Debenture. The Royalty Convertible Debenture funds the purchase of the Bunker Hill Mine, a $2,000,000 payment to the EPA, and near-term working capital requirements.

The $8,000,000 Royalty Convertible Debenture will initially bear interest at an annual rate of 9.0% payable in cash or Common Shares at the Company’s option, until such time that SRSR elects to convert to a royalty, with such conversion option expiring at the earlier of advancement of the Stream or 18 months. In the event of conversion, the Royalty Convertible Debenture will cease to exist and the Company will grant a royalty for 1.85% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey. A 1.35% rate will apply to claims outside of these areas. The Royalty Convertible Debenture will initially be secured by a share pledge of the Company’s operating subsidiary, Silver Valley, until such time that a full security package is put in place. In the event of non-conversion, the principal of the Royalty Convertible Debenture will be repayable in cash.

In January 2022, the Company also closed the $6,000,000 Convertible Debenture, which was increased from a previously-announced $5,000,000.The Convertible Debenture funds near-term working capital requirements, mine development, and the advancement of its Prefeasibility Study, including engineering studies for the demobilization and construction of the Pend Oreille Process Plant at Bunker Hill. The $6,000,000 Convertible Debenture will initially bear interest at an annual rate of 7.5%, payable in cash or shares at the Company’s option, and a maturity of 18 months from the closing of the Royalty Convertible Debenture. Until the closing of the Stream, the Convertible Debenture is convertible into Common Shares at a price of C$0.30 per Common Share, subject to stock exchange approval. Alternatively, SRSR may elect to retire the Convertible Debenture with the cash proceeds from the Stream. The Company may elect to repay the Convertible Debenture early; if SRSR elects not to exercise its conversion option at such time, a minimum of 12 months of interest would apply.

On January 7, 2022, the Company closed the purchase of the Bunker Hill Mine. See Note 6 Mining Interests. Mine assets were purchased for $7,700,000, with $300,000 of previous lease payments and a deposit of $2,000,000 applied to the purchase, resulting in cash paid at closing of approximately $5,400,000. The EPA obligation of $19,000,000 was assumed by Bunker Hill as part of the acquisition. The restructuring of the EPA Settlement payment stream under the Amendment does not occur unless and until the Company puts the financial assurances in place. On March 22, 2022, the Company reported that in consultation with the EPA, it has committed to meet the approximately $2,900,000 and Financial Assurance obligations by 180 days from the effective date of the Amended Settlement Agreement.

On January 31, 2022, the Company entered into a non-binding Memorandum of Understanding (“MOU”) with Teck Resources Limited (“Teck”) for the purchase of a comprehensive package of equipment and parts inventory from its Pend Oreille site (the “Pend Oreille Process Plant”) in eastern Washington State. The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits. The MOU outlines a purchase price under two scenarios, at Teck’s option: an all-cash $2,750,000 purchase price, or a $3,000,000 purchase price comprised of cash and Bunker Hill shares. Each option includes a $500,000 non-refundable deposit, which has been paid by the Company subsequent to the end of the year. On March 7, 2022, the Company announced the signing of an Asset Purchase agreement for the purchase of the Pend Oreille Process Plant. Closing of the transaction remains subject to certain conditions, including payment of the remaining purchase price by May 15, 2022.

On March 3, 2022, the Company closed the purchase of a 225-acre surface land parcel for a cash payment of approximately $200,000.

On March 9, 2022, the Company entered into an agreement with a syndicate of agents led by Echelon Wealth Partners Inc. (collectively, the “Agents”), which have agreed to act as agents for and on behalf of the Company, on a commercially reasonable “best efforts” agency basis, without underwriter liability, in connection with a proposed private placement (the “Offering”) of up to C$15,000,000 of special warrants of the Company (the “Special Warrants”) which will entitle the holders to receive up to 50,000,000 units of the Company at a price of C$0.30 (the “Issue Price”) per Special Warrant, subject to adjustment in certain events.

Each Special Warrant shall be exercisable, for no additional consideration and with no further action on the part of the holder thereof, into one unit (each, a “Unit”) of the Company, subject to adjustment described below, on the earlier of: (i) the third business day after the date upon which both (A) a receipt for a (final) Prospectus (the “Qualification Prospectus”) qualifying the distribution of the Units issuable upon exercise of the Special Warrants has been issued by the applicable securities regulatory authorities in the Canadian jurisdictions in which purchasers of the Special Warrants are resident (the “Canadian Jurisdictions”), and (B) the registration statement (the “Registration Statement”) of the Company filed with the Securities and Exchange Commission (the “SEC”) registering the Units issuable upon exercise of the Special Warrants has been declared effective by the SEC; and (ii) the date that is six months following the Closing Date , which is expected to close on March 31, 2022.

Each Unit will consist of one common share of the Company (a “Common Share”) and one common share purchase warrant (each whole common share purchase warrant, a “Warrant”). Each Warrant will entitle the holder to acquire one Common Share for C$0.37 for a period of 36 months following the Closing Date. The Warrants shall also be exercisable on a cashless basis in the event the Registration Statement has not been made effective by the SEC prior to the date of exercise. In the event that a receipt for the Qualification Prospectus has not been obtained and the Registration Statement has not been deemed effective on or before 5:00 p.m. (EST) on the date that is 60 days following the Closing Date, each unexercised Special Warrant will thereafter entitle the holder thereof to receive, upon the exercise thereof, at no additional cost, 1.1 Units (instead of one Unit).

The Company has also granted to the Agents an option (the “Agents’ Option”) which shall allow the Agents to sell up to an additional 15.0% of the Special Warrants sold pursuant to the Offering at the Issue Price. The Agent’s Option may be exercised in whole or in part as determined by the Agents upon written notice to the Company at any time up to 48 hours prior to the Closing Date. In consideration for their services, subject to the terms of the agreement with the Agents and adjustments in certain circumstances, the Agents will receive a cash commission equal to 6.0% of the gross proceeds of the Offering (including the Agents’ Option), and shall be issued that number of compensation options (the “Compensation Options”) as is equal to 6.0% of the number of Special Warrants sold pursuant to the Offering (including the Agents’ Option). Each Compensation Option shall be exercisable to acquire one Unit at the Issue Price for a period of 24 months from the closing date of the Offering, subject to adjustment in certain events.